Commitments And Contingencies	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Commitments and contingencies
22	Commitments and contingencies
Withholding, indirect and gaming taxes
As reflected in the critical judgments disclosures in note 3, the Group reviews tax developments at each reporting date to determine if a provision should be recorded or a contingency disclosed. The Group assesses its tax liabilities taking into account current (and enacted but not yet implemented) tax law in conjunction with advice received from professional advisers and/or legal counsel. Management have assessed that the financial effect of such contingencies are either possible or probable but cannot be reliably measured due to considerable uncertainty regarding amount and/or timing.
Legal contingencies
The business is party to pending litigation in various jurisdictions and with various plaintiffs in the normal course of business. The Group takes legal advice as to the likelihood of success of claims and counterclaims. No provision is made where, due to inherent uncertainties, no accurate quantification of any cost, or timing of such cost, which may arising from any of the legal proceedings can be determined.